UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FFM GP, Inc.
Address: 5956 Sherry Lane, Suite 1810
         Dallas, TX  75205

13F File Number:  28-10836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter G. Collins
Title:     Vice President
Phone:     (214) 706-4341

Signature, Place, and Date of Signing:

      /s/  Peter G. Collins     Dallas, TX     February 07, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $110,874 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN DENTAL PARTNERS       COM              025353103     3661   193800 SH       SOLE                   193800        0        0
BLACK & DECKER CORP            COM              091797100     4398    55000 SH       SOLE                    55000        0        0
CATERPILLAR INC DEL            COM              149123101     4293    70000 SH       SOLE                    70000        0        0
COLUMBIA LABS INC              COM              197779101     1275   250000 SH       SOLE                   250000        0        0
COMPUGEN LTD                   ORD              M25722105      507   195600 SH       SOLE                   195600        0        0
FOSSIL INC                     COM              349882100     3387   150000 SH       SOLE                   150000        0        0
GENERAL ELECTRIC CO            COM              369604103     7814   210000 SH       SOLE                   210000        0        0
GENITOPE CORP                  COM              37229P907      278    79000 SH  CALL SOLE                        0        0        0
HOME DEPOT INC                 COM              437076102     4618   115000 SH       SOLE                   115000        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406     8707    95000 SH       SOLE                    95000        0        0
MOSYS INC                      COM              619718109     2201   237900 SH       SOLE                   237900        0        0
NOVASTAR FINL INC              COM              669947950    12834   481600 SH  PUT  SOLE                   200000        0        0
PALOMAR MED TECHNOLOGIES INC   COM NEW          697529303      854    16857 SH       SOLE                    16857        0        0
PEPSICO INC                    COM              713448108     3128    50000 SH       SOLE                    50000        0        0
PROGRESSIVE CORP OHIO          COM              743315103     8719   360000 SH       SOLE                   360000        0        0
QUICKSILVER RESOURCES INC      COM              74837R104     3659   100000 SH       SOLE                   100000        0        0
REPUBLIC AWYS HLDGS INC        COM              760276105     6712   400000 SH       SOLE                   400000        0        0
RETAIL VENTURES INC            COM              76128Y102     6847   359600 SH       SOLE                   359600        0        0
RYERSON INC                    COM              78375P107     6774   270000 SH       SOLE                   270000        0        0
SILVERLEAF RESORTS INC         COM              828395103      894   200000 SH       SOLE                   200000        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104     5373    85000 SH       SOLE                    85000        0        0
WAL MART STORES INC            COM              931142103     9236   200000 SH       SOLE                   200000        0        0
XTO ENERGY INC                 COM              98385X106     4705   100000 SH       SOLE                   100000        0        0